Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		18 Months Ended	21 Months Ended	24 Months Ended		30 Months Ended	33 Months Ended	36 Months Ended		42 Months Ended	45 Months Ended	48 Months Ended		57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Sep. 15, 2025	Dec. 31, 2021	Apr. 14, 2020	Oct. 15, 2025	Sep. 30, 2025	Apr. 30, 2020	Nov. 15, 2025	Oct. 31, 2025	Dec. 15, 2025	Nov. 30, 2025	Dec. 31, 2025	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2015	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2016	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2017	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Core Bond Series (Class I)
Account Value [Line Items]
Accumulated Value															$ 10,000.0				$ 10,280.0				$ 10,599.0				$ 10,543.0		$ 11,426.0		$ 12,447.0	$ 12,241.0	$ 10,649.0	$ 11,262.0	$ 11,409.0	$ 12,201.0
Core Bond Series (Class S)
Account Value [Line Items]
Accumulated Value															10,000.0				10,253.0				10,552.0				10,473.0		11,330.0		12,312.0	12,079.0	10,484.0	11,056.0	11,173.0	11,934.0
Core Bond Series (Class W)
Account Value [Line Items]
Accumulated Value															10,000.0				10,253.0				10,552.0				10,473.0		11,392.0		12,453.0	12,297.0	10,728.0	11,389.0	11,591.0	12,452.0
Core Bond Series (Class Z)
Account Value [Line Items]
Accumulated Value															10,000.0				10,253.0				10,552.0				10,473.0		11,368.0		12,394.0	12,204.0	10,634.0	11,255.0	11,427.0	12,247.0
Unconstrained Bond Series (Class I)
Account Value [Line Items]
Accumulated Value															10,000				10,427				10,794				10,837		11,418		12,302	12,648	11,836	12,564	13,115	13,956
Unconstrained Bond Series (Class S)
Account Value [Line Items]
Accumulated Value															10,000				10,408				10,740				10,762		11,301		12,153	12,468	11,631	12,328	12,832	13,624
Unconstrained Bond Series (Class W)
Account Value [Line Items]
Accumulated Value															10,000				10,408				10,740				10,762		11,379		12,322	12,716	11,947	12,742	13,360	14,275
High Yield Bond Series (Class I)
Account Value [Line Items]
Accumulated Value															10,000.0				11,360.0				12,346.0				12,225.0		13,965.0		14,887.0	16,416.0	15,205.0	17,255.0	18,972.0	20,280.0
High Yield Bond Series (Class S)
Account Value [Line Items]
Accumulated Value															10,000.0				11,340.0				12,303.0				12,143.0		13,840.0		14,708.0	16,178.0	14,950.0	16,920.0	18,551.0	19,784.0
High Yield Bond Series (Class W)
Account Value [Line Items]
Accumulated Value															10,000.0				11,340.0				12,303.0				12,143.0		13,942.0		14,934.0	16,560.0	15,414.0	17,590.0	19,457.0	20,904.0
High Yield Bond Series (Class Z)
Account Value [Line Items]
Accumulated Value															10,000.0				11,340.0				12,303.0				12,143.0		13,895.0		14,811.0	16,363.0	15,154.0	17,240.0	18,966.0	20,296.0
Diversified Tax Exempt Series (Class A)
Account Value [Line Items]
Accumulated Value															10,000.0				9,917.0				10,152.0				10,218.0		10,740.0		11,355.0	11,373.0	10,710.0	11,149.0	11,182.0	11,663.0
Diversified Tax Exempt Series (Class W)
Account Value [Line Items]
Accumulated Value															10,000.0				9,917.0				10,152.0				10,218.0		10,798.0		11,470.0	11,541.0	10,918.0	11,423.0	11,515.0	12,049.0
Callodine Equity Income Series (Class I)
Account Value [Line Items]
Accumulated Value		$ 10,000												$ 10,150.0				$ 12,384.0				$ 15,360.0				$ 16,278.0
Callodine Equity Income Series (Class S)
Account Value [Line Items]
Accumulated Value		10,000												10,130.0				12,344.0				15,276.0				16,139.0
Callodine Equity Income Series (Class Z)
Account Value [Line Items]
Accumulated Value		10,000												10,150.0				12,387.0				15,390.0				16,330.0
Credit Series (Class I)
Account Value [Line Items]
Accumulated Value			$ 10,000.0										$ 10,846.0				$ 10,805.0				$ 9,563.0				$ 10,220.0			$ 10,647.0		$ 11,410.0
Credit Series (Class S)
Account Value [Line Items]
Accumulated Value			10,000.0										10,827.0				10,759.0				9,499.0				10,126.0			10,522.0		11,260.0
Credit Series (Class W)
Account Value [Line Items]
Accumulated Value			10,000.0										10,877.0				10,879.0				9,668.0				10,373.0			10,846.0		11,666.0
Systematic High Yield Bond (Class I)
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 10,186
Systematic High Yield Bond (Class S)
Account Value [Line Items]
Accumulated Value	10,000										10,168
Systematic High Yield Bond (Class W)
Account Value [Line Items]
Accumulated Value	10,000										10,195
Systematic High Yield Bond (Class Z)
Account Value [Line Items]
Accumulated Value	10,000										10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,000.0	10,055.31	9,975.3	10,075.0	10,016.35	10,037.63	10,041.3	10,100	10,085.06		10,316.8		10,000.0		10,157.92		10,265.0		8,836.38		10,628.38		9,325.03		10,629.44	9,441.59	11,556.33	10,130.83	12,424.21	12,232.88	10,641.38	11,229.85	11,370.22	12,200.25
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value															10,000.0				10,025.0				10,571.36				10,706.68		11,513.96		12,113.84	12,297.97	11,248.95	11,968.88	12,094.56	12,608.58
SP 500 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000										8,004.0		8,188.89		9,572.0		10,341.58		11,922.81		12,929.1		13,730.7		15,241.08
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value															10,000				10,032.71				10,118.59				10,308.26		10,543.34		10,613.67	10,618.89	10,773.44	11,313.73	11,907.86	12,405.61
FTSE 3-Month T-Bill Index
Account Value [Line Items]
Accumulated Value															10,000				10,027				10,111.23				10,299.3		10,531.03		10,592.11	10,597.41	10,756.37	11,322.15	11,939.21	12,464.53
ICE BofA U.S. High Yield Cash Pay Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,014.28	$ 10,016.73		$ 10,010.01	$ 10,036.45	$ 10,097.46	$ 10,088.52	$ 10,153.41				10,000.0				11,734.0				12,611.7				12,326.68		14,101.72		14,976.03	15,768.26	14,016.41	15,894.60	17,172.53	18,640.78
Bloomberg Municipal 1-15 Year Bond Index
Account Value [Line Items]
Accumulated Value															$ 10,000.0				$ 10,001.0				$ 10,434.04				$ 10,598.9		$ 11,281.47		$ 11,815.08	$ 11,917.88	$ 11,208.76	$ 11,798.34	$ 11,902.17	$ 12,518.7
SP 500 High Yield Dividend Index
Account Value [Line Items]
Accumulated Value		$ 10,000										$ 9,732.0		$ 9,888.69		$ 9,478.3		$ 10,273.53		$ 10,768.72		$ 11,845.59		$ 11,890.6		$ 12,400.71
Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Accumulated Value			$ 10,000.0			$ 10,107.0							$ 10,715.44				$ 10,605.07				$ 9,640.01				$ 10,309.03			$ 10,722.42		$ 11,567.35